Digital Assets (Details)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($) Bitcoin	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2026	Jun. 30, 2026 Bitcoin	Dec. 31, 2025	Dec. 31, 2025 Bitcoin
Digital Assets [Line Items]
Bitcoin							1,094	271	271	1,606	1,606
Aggregate cost of bitcoin	$ 25,700,000	$ 25,700,000		$ 25,700,000		$ 118,800,000	$ 67,900,000
Crypto asset number of restricted units										1,000
Proceeds from sale of treasury stock	$ 44,700,000
Repayments of lines of credit				$ 20,000,000
Bitcoin [Member]
Digital Assets [Line Items]
Number of bitcoins sold (in Bitcoin)	632			632
Proceeds from sale of treasury stock				$ 44,700,000
Repayments of lines of credit	$ 20,000,000			20,000,000
Unrestricted cash	$ 24,700,000	24,700,000		24,700,000
Digital Assets [Member]
Digital Assets [Line Items]
Remeasurement gain (loss) on bitcoin						9,600,000	34,900,000
Realized gain						2,800,000	2,800,000
Unrealized gain						$ 12,500,000	$ 32,100,000
Digital Assets [Member]
Digital Assets [Line Items]
Realized gain				200,000
Digital Assets [Member]
Digital Assets [Line Items]
Remeasurement gain (loss) on bitcoin		1,000,000	$ 38,900,000	(31,300,000)	22,300,000
Realized gain		4,400,000	600,000		1,100,000
Unrealized gain		$ 3,400,000	$ 38,300,000	$ 31,500,000	$ 21,200,000
Credit Facility [Member] | Bitcoin [Member]
Digital Assets [Line Items]
Crypto asset number of restricted units										200
Convertible Note [Member] | Bitcoin [Member]
Digital Assets [Line Items]
Crypto asset number of restricted units										800